Employee Salaries and Benefit Expenses	12 Months Ended
Dec. 31, 2020
Disclosure Of Salaries And Employee Benefits [Abstract]
Employee Salaries and Benefit Expenses

33. EMPLOYEE SALARIES AND BENEFIT EXPENSES

For the years ended December 31,	2020	2019	2018
Salaries, Bonuses and Other Short-Term Employee Benefits	605	567	580
Post-Employment Benefits	33	29	30
Stock-Based Compensation Expense (Note 32)	49	67	9
Other Long-Term Incentive Benefits	(4)	31	-
Termination Benefits	9	6	63
	692	700	682

Stock-based compensation includes the costs recorded during the year associated with NSRs, PSUs, RSUs and DSUs.